Taxation (Details) - Schedule of roll-forward of unrecognized tax benefits - Unrecognized Tax Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of roll-forward of unrecognized tax benefits [Line Items]
Balance at beginning of year	$ 2,174	$ 2,124	$ 1,987
Reversal based on tax positions related to prior years
Additions based on tax positions related to the current year
Foreign currency translation difference	(184)	50	137
Balance at end of year	$ 1,990	$ 2,174	$ 2,124